Flight equipment held for operating leases, net (Tables)	6 Months Ended
Jun. 30, 2021
Property Subject to or Available for Operating Lease, Net [Abstract]
Schedule of movements in flight equipment held for operating leases
Movements in flight equipment held for operating leases during the six months ended June 30, 2021 and 2020 were as follows:

	Six Months Ended June 30,
	2021	2020
Net book value at beginning of period	$35,156,450	$35,870,781
Additions	785,047	584,229
Depreciation	(776,414)	(814,933)
Disposals and transfers to held for sale	(330,940)	(163,156)
Transfers to investment in finance and sales-type leases, net	(19,890)	(38,707)
Impairment (Note 17)	(73,386)	(81,886)
Net book value at end of period	$34,740,867	$35,356,328

Accumulated depreciation and impairment as of June 30, 2021 and 2020	$(10,335,040)	$(8,229,943)